Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments (Abstract)
Derivative liabilities - Fair value (Table Text Block)

December 31, 2012		December 31, 2011
Interest Rate Swaps	Total	Interest Rate Swaps	Total
Short-term liabilities	$467	$467	8,255	8,255

Long-term liabilities	$-	$-	$4,422	$4,422
	$467	$467	$12,677	$12,677

Derivative instruments - Balance Sheet (Table Text Block)

Derivative Liabilities
Balance sheet location	As of December 31, 2012 Fair value	As of December 31, 2011 Fair value
Derivatives designated as hedging instruments - effective hedges
Derivative instruments long-term liabilities.	$-	$4,422
Derivative instruments short-term liabilities.	$100	839

Total derivatives not designated as hedging instruments - ineffective hedges
Derivative instruments short-term liabilities.	$367	7,416
Total Derivative Liabilities	$467	$12,677

Schedule Of Derivative Instruments Gain (Loss) In Statement Of Financial Performance (Table Text Block)
Derivatives designated in cash flow hedging relationships recognized in OCI (Effective Portion)	Change in Fair Value of hedging instrument recognized in OCI (Effective Portion)			Location of Gain/(loss) Reclassified into consolidated statements of comprehensive (loss) / income (Effective Portion)	Amount of Loss Reclassified from OCI into consolidated statements of comprehensive (loss) / income (Effective Portion)			Amount of Gain recorded in OCI (Effective Portion)			Location of Gain/(loss) Recognized in the consolidated statements of comprehensive (loss) / income (ineffective portion)	Amount of Gain/ (Loss) recognized the consolidated statements of comprehensive (loss) / income
	2012	2011	2010		2012	2011	2010	2012	2011	2010		2012	2011	2010
Interest rate swaps	(1,903)	(4,234)	(17,159)	Interest expense and finance cost	(12,665)	(21,752)	(21,585)	10,762	17,518	4,426	Gain on interest rate swap agreement	1,448	2,310	-

Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis (Table Text Block)

		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Derivatives	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2011	$(12,677)	—	$(12,677)	—
December 31, 2012	$(467)	—	$(467)	—

Schedule Of Cash Flow Hedging Instruments (Table Text Block)

Bank	Currency	Notional Amount	Fixed Rate	Trade date	Value date	Maturity date	Fair market value as of December 31, 2012
HSH Nordbank	USD	11,500	3.8950%	04.24.2008	04.30.2008	03.28.2013	100

Schedule Of Derivatives Not Designated As Cash Flow Hedging Instruments (Table Text Block)

Bank	Currency	Notional Amount	Fixed Rate	Trade date	Value date	Maturity date	Fair market value as of December 31, 2012
HSH Nordbank	USD	1,584	4.099%	08.14.2008	08.20.2008	03.28.2013	$14
HSH Nordbank	USD	46,000	3.5250%	03.25.2008	03.27.2008	03.27.2013	353
Total derivative instruments fair value							$367